UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2
UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 811-23299

OFS CREDIT COMPANY, INC.
(Name of Registrant)

10 S. Wacker Drive
Chicago, IL 60606
(Address of Principal Executive Office)

The undersigned hereby notifies the Securities and Exchange Commission that it will redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)                                 Title of the class of securities of OFS Credit Company, Inc. (the “Company”) to be redeemed:

6.60% Series B Term Preferred Stock Due 2023 (the “Series B Preferred Shares”).

(2)                                 Date on which the securities are to be redeemed:

In accordance with the Company’s Certificate of Designation, dated as of November 18, 2020, the Company will redeem all shares of Series B Preferred Shares on November 19, 2023 (the “Redemption Date”).

(3)                                 Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Series B Preferred Shares are to be redeemed pursuant to Section 5.1 of the Certificate of Designation of the 6.60% Series B Term Preferred Stock Due 2023 of the Company (the “Certificate of Designation”).

(4)                                 The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

In accordance with the Certificate of Designation, the Company will redeem all 120,000 Series B Preferred Shares on the Redemption Date for a redemption price of $25 per Series B Preferred Share, plus the accumulated but unpaid dividends per Series B Preferred Share from November 1, 2023 to, but excluding, the Redemption Date. The dividends on the Series B Preferred Shares to be redeemed will cease to accumulate from and after the Redemption Date.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notification of Redemption of Securities to be signed on its behalf by the undersigned on this 5th day of October, 2023.

OFS CREDIT COMPANY, INC.

By:	/s/ Bilal Rashid
	Name:	Bilal Rashid
	Title:	Director, President and Chief Executive Officer